Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment, Net (Details) [Line Items]
Depreciation expense	$ 2,346	$ 2,359
Inventories [Member]
Property, Plant and Equipment, Net (Details) [Line Items]
Depreciation expense	1,133	1,051
Cost of Goods and Services Sold [Member]
Property, Plant and Equipment, Net (Details) [Line Items]
Depreciation expense	$ 586	$ 685